Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of September 30,
	2024	2023
Property and buildings	$11,606,914	$5,397,008
Machinery and equipment	5,367,205	12,084,239
Vehicle	218,326	156,119
Office and electric equipment	143,481	137,050
Buildings improvement	309,994	-
Subtotal	17,645,920	17,774,416
Less: impairment	914,955	2,648,945
Less: accumulated depreciation	5,358,480	8,498,697
Property, plant and equipment, net	$11,372,485	$6,626,774

Depreciation expense was $1,336,879, $1,507,792 and $3,209,585 for the years ended September 30, 2024, 2023 and 2022, respectively.

No impairment of long-lived assets was recognized for the years ended September 30, 2024, 2023 and 2022.

Written-off due to disposal of related assets were $1,791,418, $22,327 and $1,531,190 for the years ended September 30, 2024, 2023 and 2022, respectively.